LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.83%
Aerospace & Defense–0.39%
National Presto Industries	16,823	$ 1,377,131
		1,377,131
Air Freight & Logistics–0.93%
†Atlas Air Worldwide Holdings	54,010	3,289,209
		3,289,209
Airlines–1.64%
Alaska Air Group	44,000	1,611,720
Hawaiian Holdings	124,500	1,604,805
†Mesa Air Group	370,400	1,092,680
SkyWest	50,700	1,513,902
		5,823,107
Auto Components–1.04%
†Cooper-Standard Holdings	120,900	1,597,089
Dana	171,700	2,115,344
		3,712,433
Banks–7.69%
Associated Banc-Corp	104,100	1,313,742
Bank OZK	72,200	1,539,304
Cadence BanCorp	225,100	1,933,609
CIT Group	77,700	1,376,067
Comerica	41,700	1,595,025
First Horizon National	340,710	3,212,895
FNB	187,400	1,270,572
Great Western Bancorp	67,200	836,640
Hope Bancorp	159,000	1,206,015
Midland States Bancorp	79,200	1,017,720
Pacific Premier Bancorp	77,300	1,556,822
PacWest Bancorp	76,900	1,313,452
People's United Financial	110,500	1,139,255
Popular	40,000	1,450,800
Simmons First National Class A	72,800	1,154,244
Synovus Financial	80,800	1,710,536
Umpqua Holdings	119,300	1,266,966
Valley National Bancorp	180,200	1,234,370
WesBanco	57,800	1,234,608
		27,362,642
Biotechnology–3.86%
†Anika Therapeutics	46,000	1,627,940
†Arena Pharmaceuticals	30,557	2,285,358
†Enanta Pharmaceuticals	27,000	1,236,060
†OPKO Health	896,400	3,307,716
†PDL BioPharma	465,570	1,466,546
†United Therapeutics	14,500	1,464,500
†Vanda Pharmaceuticals	143,900	1,390,074
†X4 Pharmaceuticals	140,000	947,800
		13,725,994
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–1.05%
Invesco	149,200	$ 1,702,372
Janus Henderson Group	93,500	2,030,820
		3,733,192
Chemicals–1.72%
Eastman Chemical	30,624	2,392,347
Kronos Worldwide	155,300	1,997,158
Trinseo	67,200	1,723,008
		6,112,513
Commercial Services & Supplies–2.29%
ACCO Brands	305,900	1,774,220
Ennis	75,400	1,314,976
Knoll	141,300	1,704,078
Pitney Bowes	633,430	3,363,513
		8,156,787
Communications Equipment–1.65%
†CommScope Holding	136,600	1,229,400
Comtech Telecommunications	92,400	1,293,600
Juniper Networks	65,300	1,403,950
†NETGEAR	62,900	1,938,578
		5,865,528
Consumer Finance–0.43%
Navient	179,503	1,516,800
		1,516,800
Containers & Packaging–0.92%
Greif Class A	43,800	1,585,998
WestRock	48,899	1,698,751
		3,284,749
Diversified Telecommunication Services–0.28%
†Liberty Latin America Class C	122,377	996,149
		996,149
Electric Utilities–0.40%
OGE Energy	47,000	1,409,530
		1,409,530
Electronic Equipment, Instruments & Components–5.99%
†Arrow Electronics	24,477	1,925,361
Avnet	49,809	1,287,064
Benchmark Electronics	70,291	1,416,364
†Insight Enterprises	31,700	1,793,586
†Kimball Electronics	114,609	1,324,880
Methode Electronics	50,300	1,433,550
MTS Systems	79,100	1,511,601
PC Connection	32,700	1,342,662
†Sanmina	51,900	1,403,895
†ScanSource	62,289	1,235,191
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
SYNNEX	15,732	$ 2,203,424
†TTM Technologies	126,700	1,445,647
Vishay Intertechnology	91,200	1,419,984
†Vishay Precision Group	61,000	1,544,520
		21,287,729
Equity Real Estate Investment Trusts–6.31%
Apple Hospitality REIT	163,200	1,568,352
BRT Apartments	142,900	1,683,362
Chatham Lodging Trust	260,000	1,981,200
CoreCivic	125,400	1,003,200
Diversified Healthcare Trust	398,400	1,402,368
GEO Group	118,400	1,342,656
Jernigan Capital	136,000	2,331,040
Macerich	170,340	1,156,608
Park Hotels & Resorts	169,423	1,692,536
Pebblebrook Hotel Trust	127,900	1,602,587
RLJ Lodging Trust	210,600	1,823,796
Service Properties Trust	246,300	1,958,085
Summit Hotel Properties	318,000	1,647,240
Sunstone Hotel Investors	155,100	1,231,494
		22,424,524
Food & Staples Retailing–1.61%
Andersons	69,400	1,330,398
Ingles Markets Class A	35,200	1,339,008
SpartanNash	104,119	1,702,346
Village Super Market Class A	55,500	1,365,855
		5,737,607
Gas Utilities–0.79%
National Fuel Gas	35,200	1,428,768
Southwest Gas Holdings	22,000	1,388,200
		2,816,968
Health Care Equipment & Supplies–3.45%
†AngioDynamics	132,200	1,594,332
†Envista Holdings	94,400	2,329,792
†Integer Holdings	24,800	1,463,448
Invacare	209,400	1,574,688
†Meridian Bioscience	186,600	3,168,468
†OraSure Technologies	175,000	2,129,750
		12,260,478
Health Care Providers & Services–7.59%
†Acadia Healthcare	101,506	2,992,397
†Covetrus	178,799	4,362,696
†Magellan Health	33,785	2,560,227
†MEDNAX	128,861	2,097,857
National HealthCare	18,364	1,144,261
Owens & Minor	221,700	5,566,887
Patterson	74,000	1,783,770
Premier Class A	44,100	1,447,803
†Tivity Health	224,142	3,142,471
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Triple-S Management Class B	106,161	$ 1,897,097
		26,995,466
Health Care Technology–2.83%
†Allscripts Healthcare Solutions	211,700	1,723,238
Computer Programs and Systems	60,300	1,664,883
†Evolent Health Class A	283,500	3,518,235
†HMS Holdings	56,500	1,353,175
†NextGen Healthcare	140,500	1,789,970
		10,049,501
Hotels, Restaurants & Leisure–0.60%
Bluegreen Vacations Holding	158,860	2,127,135
		2,127,135
Household Durables–1.90%
†Beazer Homes USA	224,572	2,964,350
Ethan Allen Interiors	108,400	1,467,736
Hooker Furniture	90,600	2,340,198
		6,772,284
Insurance–2.17%
American National Group	17,807	1,202,507
CNO Financial Group	113,200	1,815,728
FBL Financial Group Class A	35,600	1,715,920
Old Republic International	91,200	1,344,288
Unum Group	97,100	1,634,193
		7,712,636
Internet & Direct Marketing Retail–0.50%
Qurate Retail	249,500	1,791,410
		1,791,410
IT Services–1.22%
Alliance Data Systems	30,400	1,276,192
Cass Information Systems	38,500	1,549,240
DXC Technology	85,300	1,522,605
		4,348,037
Machinery–4.63%
Greenbrier	84,000	2,469,600
Hillenbrand	74,100	2,101,476
†Manitowoc	146,700	1,233,747
Miller Industries	46,300	1,415,391
Park-Ohio Holdings	83,500	1,341,845
Terex	101,000	1,955,360
Timken	42,820	2,321,700
Trinity Industries	78,995	1,540,403
Wabash National	175,200	2,095,392
		16,474,914

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–2.04%
†Cumulus Media Class A	268,700	$ 1,442,919
Emerald Holding	467,000	952,680
Entercom Communications Class A	858,500	1,382,185
Meredith	96,300	1,263,456
Tribune Publishing	189,400	2,208,404
		7,249,644
Metals & Mining–1.39%
Schnitzer Steel Industries Class A	101,530	1,952,422
Steel Dynamics	61,499	1,760,716
SunCoke Energy	362,800	1,240,776
		4,953,914
Mortgage Real Estate Investment Trusts (REITs)–6.54%
Cherry Hill Mortgage Investment	241,708	2,170,538
Chimera Investment	167,203	1,371,065
Exantas Capital	453,500	947,815
Great Ajax	253,617	2,102,485
MFA Financial	3,546,075	9,503,481
PennyMac Mortgage Investment Trust	223,504	3,591,709
Ready Capital	319,213	3,575,185
		23,262,278
Multiline Retail–1.80%
Big Lots	82,996	3,701,622
Kohl's	76,400	1,415,692
Macy's	224,500	1,279,650
		6,396,964
Multi-Utilities–0.32%
Avista	33,600	1,146,432
		1,146,432
Oil, Gas & Consumable Fuels–2.54%
Berry	489,900	1,552,983
†Oasis Petroleum	3,372,600	944,328
Peabody Energy	390,400	897,920
QEP Resources	2,977,084	2,687,711
SM Energy	902,100	1,434,339
†Southwestern Energy	645,600	1,517,160
		9,034,441
Paper & Forest Products–0.48%
Domtar	64,400	1,691,788
		1,691,788
Personal Products–0.87%
Nu Skin Enterprises Class A	61,754	3,093,258
		3,093,258
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–3.21%
†AMAG Pharmaceuticals	230,000	$ 2,162,000
†Evofem Biosciences	54,482	128,578
†Jazz Pharmaceuticals	13,300	1,896,447
†Lannett	173,839	1,062,156
†Mallinckrodt	648,654	631,335
†Mylan	83,900	1,244,237
Perrigo	28,100	1,290,071
†Prestige Consumer Healthcare	39,300	1,431,306
†Supernus Pharmaceuticals	75,200	1,567,168
		11,413,298
Professional Services–1.81%
Heidrick & Struggles International	63,500	1,247,775
Kelly Services Class A	117,100	1,995,384
ManpowerGroup	22,900	1,679,257
Resources Connection	131,500	1,518,825
		6,441,241
Road & Rail–1.16%
ArcBest	66,600	2,068,596
Ryder System	48,237	2,037,531
		4,106,127
Software–0.50%
Ebix	86,800	1,788,080
		1,788,080
Specialty Retail–8.07%
Abercrombie & Fitch Class A	140,142	1,952,178
†American Eagle Outfitters	157,000	2,325,170
†At Home Group	457,749	6,802,150
Caleres	222,057	2,122,865
Cato Class A	106,800	835,176
†Conn's	265,041	2,804,134
Designer Brands Class A	186,600	1,013,238
Foot Locker	62,600	2,067,678
†Gap	157,499	2,682,208
Penske Automotive Group	51,500	2,454,490
Signet Jewelers	193,756	3,623,237
		28,682,524
Technology Hardware, Storage & Peripherals–0.38%
Xerox Holdings	72,500	1,360,825
		1,360,825
Textiles, Apparel & Luxury Goods–1.62%
†Fossil Group	341,800	1,961,932
†G-III Apparel Group	187,800	2,462,058
Movado Group	135,900	1,350,846
		5,774,836

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.36%
Universal	30,443	$ 1,274,953
		1,274,953
Trading Companies & Distributors–1.48%
Air Lease	57,044	1,678,235
GATX	21,392	1,363,740
Triton International	51,100	2,078,237
†WESCO International	3,563	156,843
		5,277,055
Wireless Telecommunication Services–0.38%
Telephone & Data Systems	73,700	1,359,028
		1,359,028
Total Common Stock (Cost $310,260,878)		351,471,139

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.96%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	3,406,815	$ 3,406,815
Total Money Market Fund (Cost $3,406,815)		3,406,815

TOTAL INVESTMENTS–99.79% (Cost $313,667,693)	354,877,954
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	730,612
NET ASSETS APPLICABLE TO 36,021,132 SHARES OUTSTANDING–100.00%	$355,608,566

† Non-income producing.

The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
48	E-mini Russell 2000 Index	$3,610,560	$3,640,628	12/18/20	$—	$(30,068)
2	E-mini S&P MidCap 400 Index	371,180	370,045	12/18/20	1,135	—
Total Futures Contracts					$1,135	$(30,068)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$351,471,139	$—	$—	$351,471,139
Money Market Fund	3,406,815	—	—	3,406,815
Total Investments	$354,877,954	$—	$—	$354,877,954
Derivatives:

Assets:
Futures Contract	$1,135	$—	$—	$1,135
Liabilities:
Futures Contract	$(30,068)	$—	$—	$(30,068)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Small-Mid Cap 200 Fund–6